Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Shares [Member]	Preferred Shares [Member] Series B Preferred Shares [Member]	Preferred Shares [Member] Series C Preferred Shares [Member]	Additional Paid In Capital [Member]	Retained Earnings/ (Accumulated Deficit) [Member]
Balance at Dec. 31, 2015	$ 396,766	$ 68	$ 0	$ 0	$ 386,906	$ 9,792
Balance, shares at Dec. 31, 2015		6,868,430	14,000	0
Restricted Stock Units (Note 16)	283				283
Class A common shares issued, value (Note 15)	1	$ 1
Class A common shares issued, shares (Notes 15)		4,266
Net Loss for the year	(65,095)					(65,095)
Series B Preferred Shares dividend (Note 15)	(3,062)					(3,062)
Balance at Dec. 31, 2016	328,893	$ 69	$ 0	$ 0	387,189	(58,365)
Balance, shares at Dec. 31, 2016		6,872,696	14,000	0
Restricted Stock Units (Note 16)	40				40
Class A common shares issued, shares (Notes 15)		4,266
Net Loss for the year	(74,266)					(74,266)
Series B Preferred Shares dividend (Note 15)	(3,062)					(3,062)
Balance at Dec. 31, 2017	251,605	$ 69	$ 0	$ 0	387,229	(135,693)
Balance, shares at Dec. 31, 2017		6,876,962	14,000	0
Restricted Stock Units (Note 16)	50				50
Class A common shares issued, value (Note 15)	23,564	$ 30			23,534
Class A common shares issued, shares (Notes 15)		3,065,988
Series C Preferred Shares issued, value (Note 15)	101,569			$ 3	101,566
Series C Preferred Shares issued, shares (Note 15)				250,000
Net Loss for the year	(57,364)					(57,364)
Series B Preferred Shares dividend (Note 15)	(3,062)					(3,062)
Balance at Dec. 31, 2018	$ 316,362	$ 99	$ 0	$ 3	$ 512,379	$ (196,119)
Balance, shares at Dec. 31, 2018		9,942,950	14,000	250,000